Disclosure of deferred taxes (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Unrecognized deferred tax assets	$ (3,118,000)	$ (1,224,000)
Net deferred tax asset (liabilities)	0	0
Exploration and evaluation assets [Member]
Statements [Line Items]
Net deferred tax asset (liabilities)	506,000	(246,000)
Property and equipment [Member]
Statements [Line Items]
Net deferred tax asset (liabilities)	41,000	(4,000)
Share issue costs [Member]
Statements [Line Items]
Net deferred tax asset (liabilities)	576,000	333,000
Non-capital losses available for future period [Member]
Statements [Line Items]
Net deferred tax asset (liabilities)	$ 1,995,000	$ 1,141,000